VIA EDGAR

November 17, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Investment Managers Series Trust (filing relates to the 361 Domestic Long/Short Equity Fund and 361 Global Long /Short Fund) (File Nos. 333-122901 and 811-21719)

Dear Sir or Madam:

On behalf of Investment Managers Series Trust (the “Trust”), we are filing pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940 a definitive proxy statement on Schedule 14A and a notice of special meeting of shareholders of the 361 Domestic Long/Short Equity Fund and 361 Global Long/Short Fund, each a series of the Trust (the “Funds”). The shareholder meeting is being called for the purpose of approving a new investment sub-advisory agreement between 361 Capital, LLC, the investment advisor to the Funds, and Analytic Investors, LLC.

Please direct any inquiries regarding this filing to the undersigned at (626) 385-5777.

Very truly yours,

/s/ Diane J. Drake

Diane J. Drake

Enclosures